Right-of-use assets (Tables)	6 Months Ended
Jun. 30, 2020
Text block1 [abstract]
Disclosure Of Detailed Information About Breakdown Of Right Of Use Assets Explanatory
The breakdown of
right-of-use
assets is as follows:

	Building lease	Office and laboratory equipment	Total
	$ in thousands
Net book value as of January 1, 2020	43,112	2,500	45,612

Additions	18,806	2,141	20,947
Depreciation expense	(2,251)	(647)	(2,899)
Translation adjustments	(8)	16	9

Net book value as of June 30, 2020	59,659	4,010	63,669

Gross value at end of period	65,984	5,316	71,300
Accumulated depreciation at end of period	(6,325)	(1,306)	(7,631)